Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Schedule of deferred tax assets

At December 31, 2012 and 2011, the significant components of the deferred tax assets are summarized below:

	2012	2011

Approximate net operating loss carry forwards	$—	$527,000

Deferred tax assets:
Federal net operating loss	$—	$266,391
State net operating loss	—	47,010
Tax credit	49,740	153,262
Total deferred tax assets	49,740	466,664
Less valuation allowance	(49,740)	(466,664)
	$—	$—

Schedule of effective income tax rate reconciliation

The reconciliation of the effective income tax rate to the federal statutory rate for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011

Federal income tax rate	34.0%	34.0%
State tax, net of federal benefit	6.0%	6.0%
Utilization of NOLs	-34.7%	-40.0%
Tax credits	-24.5%	0.0%
Other	24.1%	0.0%
Effective income tax rate	4.8%	0.0%